Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accounts Payable and Other Liabilities

The components of accounts payable and other liabilities included in the Company’s consolidated balance sheets are summarized as follows:

	December 31
	2012	2011
Development costs payable (a)	$167,106	$49,357
Trade payables and other accruals	99,899	64,681
Consolidated land option contracts (b)	30,010	24,098
Accrued and deferred compensation	27,803	25,117
Current income taxes payable (Note 10)	26,120	21,179
Customer deposits	22,790	16,350
Warranty costs (Note 15 (b))	14,179	11,161
Swap contracts (Note 17)	13,779	15,603
Share-based compensation (Note 13 (b))	11,969	5,619
Loans from other interests in consolidated subsidiaries (c)	11,524	14,255

	$425,179	$247,420

(a)	Development costs payable relate to provisions accrued for costs yet to be incurred within a subdivision where sales have taken place. The provision is based on the sold lots pro rata share of costs to be incurred for specified areas within each subdivision phase.
(b)	Consolidated land option contracts are the total future purchase price of land options contracts required to be consolidated under ASC Topic 810 Consolidation, with a corresponding amount recorded in land and housing inventory. See Note 2 “Land and Housing Inventory.”
(c)	Loans from other interests in consolidated subsidiaries relate to monies held on deposit from certain non-controlling members.